SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

OF

EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

(collectively, the "Funds")

I.              Effective January 1, 2006, the first two paragraphs of the section of part one of the Funds' Statement of Additional Information entitled "SERVICE PROVIDERS -- Transfer Agent" is revised as follows:

Transfer Agent

                Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds’ transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

Each Fund pays ESC annual fees as follows:

Fund Type	Annual Fee Per Open Account*	Annual Fee Per Closed Account**
Monthly Dividend Funds	$26.75	$9.00
Quarterly Dividend Funds	$21.50	$9.00
Semiannual Dividend Funds	$21.50	$9.00
Annual Dividend Funds	$21.50	$9.00

                                *     For shareholder accounts only. The Funds pay ESC cost plus 15% for broker accounts.

**    Closed accounts are maintained on the system in order to facilitate historical tax information.

II.            Effective immediately, the first two paragraphs and the first table in the section in Part 2 of the Statement of Additional Information entitled "PORTFOLIO MANAGERS -- Fund Holdings" is replaced with the following:

Fund Holdings.  The table below presents the dollar range of investment each portfolio manager holds each Fund he or she manages as of the Fund's fiscal year ended May 31, 2005.

Evergreen High Grade Municipal Bond Fund
Mathew M. Kiselak	$1– $10,000
Evergreen Intermediate Municipal Bond Fund
Michael Pietronico	$1– $10,000
Evergreen Municipal Bond Fund
Mathew M. Kiselak	$1– $10,000
Evergreen Short-Intermediate Municipal Bond Fund
Diane C. Beaver	$1– $10,000
Evergreen Strategic Municipal Bond Fund
B. Clark Stamper	$100,001– $500,000

                  The table below presents the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) by each portfolio manageras of December 31, 2004.  Total exposure equals the sum of (i) the portfolio manager’s beneficial ownership in direct Evergreen fund holdings, plus (ii) the portfolio manager’s Evergreen fund holdings through the Wachovia Corporation 401(k) plan, plus (iii) the portfolio manager’s Wachovia Corporation deferred compensation plan exposure to Evergreen funds.

Portfolio Manager

Mathew M. Kiselak	$1 – $10,000
Diane C. Beaver	$1 – $10,000
B. Clark Stamper	$100,001 – $500,000
Michael Pietronico	$1 – $10,000

October 17, 2005	574805(10/05)